UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21148

Investment Company Act File Number

Eaton Vance New York Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New York Municipal Bond Fund

December 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 161.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.4%
New York Environmental Facilities Corp., 5.00%, 11/15/33	$5,000	$5,953,400
New York Environmental Facilities Corp., 5.00%, 10/15/39	3,360	3,804,058

		$9,757,458

Education — 29.3%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/30	$200	$231,456
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/33	105	120,523
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/34	200	228,974
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	1,330	1,505,906
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2014, 5.00%, 9/1/32	200	230,012
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/20	760	873,810
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/21	950	1,111,661
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/31	800	912,080
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/32	300	341,226
Madison County Capital Resource Corp., (Colgate University), 5.00%, 7/1/28	550	668,228
Madison County Capital Resource Corp., (Colgate University), 5.00%, 7/1/29	300	362,088
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/23	405	465,758
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39	240	265,296
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39(1)	10,000	11,054,000
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41(1)	10,000	11,635,500
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	5,700	6,489,108
New York Dormitory Authority, (New York University), 5.00%, 7/1/39(1)	10,000	11,165,600
New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/40	2,000	2,263,920
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	500	562,100
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	2,700	3,035,340
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/26	1,175	1,348,183
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/30	250	293,043
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	5,250	5,971,560
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	3,305	3,818,002

		$64,953,374

Electric Utilities — 1.6%
Utility Debt Securitization Authority, 5.00%, 12/15/33	$2,895	$3,469,600

		$3,469,600

Escrowed/Prerefunded — 1.0%
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Prerefunded to 5/1/17, 5.00%, 5/1/26	$2,055	$2,172,854

		$2,172,854

General Obligations — 11.2%
Long Beach City School District, 4.50%, 5/1/26	$4,715	$5,209,462
New York, 5.00%, 2/15/34(1)	7,250	8,367,298
New York City, 5.00%, 8/1/34(1)	8,650	10,167,902
Peekskill, 5.00%, 6/1/35	465	504,274
Peekskill, 5.00%, 6/1/36	490	531,385

		$24,780,321

Security	Principal Amount (000’s omitted)	Value
Hospital — 9.3%
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$620	$696,260
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	820	913,898
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.375%, 7/1/34(1)	9,325	10,011,040
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/20	1,065	1,212,566
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	5,890	6,549,445
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), Prerefunded to 7/1/21, 5.00%, 7/1/28	1,010	1,203,324

		$20,586,533

Housing — 1.6%
New York Housing Development Corp., 4.95%, 11/1/39	$2,500	$2,609,000
New York Mortgage Agency, 3.55%, 10/1/33	1,000	1,022,890

		$3,631,890

Industrial Development Revenue — 1.1%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$490	$592,640
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,440	1,800,029

		$2,392,669

Insured-Education — 18.0%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$925	$1,125,799
New York Dormitory Authority, (Educational Housing Services CUNY Student Housing), (AMBAC), 5.25%, 7/1/23	1,750	2,022,913
New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	10,750	11,686,540
New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	1,555	1,716,393
New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39	2,405	2,655,721
New York Dormitory Authority, (St. John’s University), (NPFG), Prerefunded to 7/1/17, 5.25%, 7/1/37	3,750	4,001,513
New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(1)	8,500	9,240,520
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/34	5,555	2,444,533
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/36	8,455	3,385,213
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/37	4,000	1,529,120

		$39,808,265

Insured-Electric Utilities — 5.9%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 4/1/19, 5.75%, 4/1/33	$5,000	$5,765,350
New York Power Authority, (BHAC), (NPFG), 4.50%, 11/15/47(1)	7,210	7,406,617

		$13,171,967

Insured-Escrowed/Prerefunded — 5.9%
Nassau County Sewer and Storm Water Finance Authority, (BHAC), Prerefunded to 11/1/18, 5.125%, 11/1/23	$300	$335,328
Nassau County Sewer and Storm Water Finance Authority, (BHAC), Prerefunded to 11/1/18, 5.375%, 11/1/28	3,835	4,313,378
New York City, (AGM), Prerefunded to 4/1/16, 5.00%, 4/1/22	2,250	2,276,347
New York State Housing Finance Agency, (AGM), Prerefunded to 9/15/16, 5.00%, 3/15/37	2,415	2,493,657
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.50%, 11/15/19	785	839,204
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.50%, 11/15/20	825	881,966
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.75%, 11/15/22	905	971,690
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.75%, 11/15/23	950	1,020,006

		$13,131,576

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 7.4%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$2,290	$2,542,885
Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	2,390	2,687,627
East Northport Fire District, (AGC), 4.50%, 11/1/20	200	219,956
East Northport Fire District, (AGC), 4.50%, 11/1/21	200	219,326
East Northport Fire District, (AGC), 4.50%, 11/1/22	200	218,768
East Northport Fire District, (AGC), 4.50%, 11/1/23	200	218,338
Eastchester Union Free School District, (AGM), 4.00%, 6/15/23	175	185,208
Freeport, (AGC), 5.00%, 10/15/20	185	205,888
Freeport, (AGC), 5.00%, 10/15/21	195	216,440
Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	1,110	1,198,145
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	820	870,241
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	860	915,057
Oyster Bay, (AGM), 4.00%, 8/1/28	4,585	4,988,618
William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	1,590	1,745,597

		$16,432,094

Insured-Hospital — 2.1%
New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	$4,355	$4,614,906

		$4,614,906

Insured-Lease Revenue/Certificates of Participation — 2.4%
Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/21	$1,490	$1,365,153
Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/23	1,090	938,577
Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/25	3,635	2,927,665

		$5,231,395

Insured-Other Revenue — 2.0%
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	$4,050	$4,489,182

		$4,489,182

Insured-Special Tax Revenue — 1.9%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$2,175	$2,556,908
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	3,000	610,980
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,705	1,006,220

		$4,174,108

Other Revenue — 11.2%
Battery Park City Authority, 5.00%, 11/1/34	$4,925	$5,603,123
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	4,900	2,503,018
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	4,110	4,774,012
New York, Transitional Finance Authority, (Building Aid), 5.00%, 7/15/32(1)	10,000	11,881,100

		$24,761,253

Special Tax Revenue — 24.1%
Metropolitan Transportation Authority, Dedicated Tax Fund, 5.00%, 11/15/31(1)	$10,000	$11,867,800
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/35(1)	10,000	11,562,100
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1) (2)	1,000	1,194,110
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	6,500	7,639,710
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	6,600	7,650,918
New York Thruway Authority, Miscellaneous Tax Revenue, 5.00%, 4/1/26	2,370	2,679,688
Sales Tax Asset Receivables Corp., 5.00%, 10/15/30(1)	8,900	10,817,861

		$53,412,187

Security	Principal Amount (000’s omitted)	Value
Transportation — 15.8%
Metropolitan Transportation Authority, 5.25%, 11/15/38	$3,430	$4,055,872
Nassau County Bridge Authority, 5.00%, 10/1/35	1,565	1,688,870
Nassau County Bridge Authority, 5.00%, 10/1/40	300	324,294
New York Thruway Authority, 5.00%, 1/1/37	7,280	8,264,329
Port Authority of New York and New Jersey, 5.00%, 10/15/35(1)	8,000	9,512,560
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	10,000	11,022,600

		$34,868,525

Water and Sewer — 5.7%
Albany Municipal Water Finance Authority, 5.00%, 12/1/26	$755	$878,412
Albany Municipal Water Finance Authority, 5.00%, 12/1/29	500	589,485
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	1,000	1,169,930
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/44(1)	8,750	9,947,000

		$12,584,827

Total Tax-Exempt Investments — 161.9% (identified cost $328,604,288)		$358,424,984

Other Assets, Less Liabilities — (61.9)%		$(137,081,558)

Net Assets — 100.0%		$221,343,426

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2015, 28.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.2% to 13.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $444,110.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	50	Short	Mar-16	$(7,678,812)	$(7,687,500)	$(8,688)

						$(8,688)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

At December 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $8,688.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$186,863,402

Gross unrealized appreciation	$30,834,941
Gross unrealized depreciation	(1,098,359)

Net unrealized appreciation	$29,736,582

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$358,424,984	$—	$358,424,984
Total Investments	$—	$358,424,984	$—	$358,424,984

Liability Description
Futures Contracts	$(8,688)	$—	$—	$(8,688)
Total	$(8,688)	$—	$—	$(8,688)

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At December 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2016